Share Capital	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Share Capital
21	SHARE CAPITAL
Authorized share capital of the Company is US$50,000 divided into 500,000,000 shares comprising:

(i)	50,000,000 Class A ordinary shares of a par value of US$0.0001 each;
(ii)	200,000,000 Class B ordinary shares of a par value of US$0.0001 each; and
(iii)	250,000,000 undesignated shares of a par value of US$0.0001 each.
The issued and fully paid-up capital of the Company are as follows:

	Class A shares	Class B shares	Undesignated shares	Total
At January 1, 2022	22,262,800	123,500,000	—	145,762,800
Issuance of shares (Note)	624,474	—	—	624,474

At December 31, 2022	22,887,274	123,500,000	—	146,387,274
Issuance of shares (Note)	222,945	—	—	222,945

At December 31, 2023	23,110,219	123,500,000	—	146,610,219

	Class A shares	Class B shares	Undesignated shares	Total
	S$’000	S$’000	S$’000	S$’000

Amount of outstanding shares issued:
At December 31, 2022	3	16	—	19
At December 31, 2023	3	16	—	19

Note:
During the year ended December 31, 2023, 222,945 (2022: 134,474) Class A ordinary shares were issued on vesting of the PSP share awards. In addition, 490,000 Class A ordinary shares (represented by 490,000 ADSs) were issued in 2022 for the purpose of fulfilling the vesting obligations of warrants granted to a customer. Out of the 490,000 ADSs (represented by 490,000 Class A ordinary shares), 70,000 ADSs (2022: 70,000) were issued to the customer during 2023 arising from the vesting of warrants during the year. The remaining 350,000 (2022: 420,000) ADSs held by the ADS depositary as of December 31, 2023 do not carry voting rights and entitlement to participate in dividend distributions.

Class A ordinary shares carry one vote per share and a right to dividends.
Class B ordinary shares carry ten votes per share and a right to dividends.
Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Upon the sale, transfer, assignment or disposition of any Class B ordinary share by a shareholder to any person who is not an affiliate of such shareholder, or upon a change of ultimate beneficial ownership of any Class B ordinary share to any person who is not an affiliate of the registered shareholder of such Class B ordinary share, such Class B ordinary share will automatically and immediately convert into one Class A ordinary share.
In addition, upon the earlier of September 30, 2036
or nine months after the death or permanent disability of Mr. Laurent Junique, each Class B ordinary share will automatically and immediately convert into one Class A ordinary share.
The ADSs listed on the New Yok Stock Exchange represents the Class A ordinary shares.
Included in the issued and paid-up capital of the Company as of December 31, 2023, is a total of 2,223,728 (December 31, 2022: 1,048,812, December 31, 2021: nil) ADSs repurchased pursuant to the share repurchase program (refer to Note 28).